Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense
Current U.S. state		$ 479	$ 505	$ 493
Deferred U.S. state		(228)	43	941
Income tax expense	[1]	$ 251	$ 548	$ 1,434
Income Taxes (Textual)
Statutory federal income tax rate, percent		35.00%	35.00%	35.00%

[1]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.